Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax
Income (loss) before provision for income taxes consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
United States	$43,645	$(29,162)
International	(1,554)	(1,141)
Income (loss) before provision for income taxes	$42,091	$(30,303)

Schedule of Federal and State Income Tax Provision
The federal and state income tax expense is summarized as follows:

(in thousands)	December 31, 2021	December 31, 2020
Current
Federal	$—	$—
State	3	2
International	—	—
Total current tax expense	3	2
Deferred
Federal	—	—
State	—	—
International	—	—
Total deferred tax expense	—	—

Total tax expense	$3	$2

Schedule of Deferred Tax Assets and Liabilities
The tax effects of significant items comprising the Company's deferred taxes are as follows:

(in thousands)	December 31, 2021	December 31, 2020
Deferred tax assets
Net operating loss carryforwards	$24,899	$18,400
Available for Sale Securities	390	—
Lease liability	341	—
Other	230	149
Fixed assets and intangibles	89	114
Total deferred tax assets	25,949	18,663

Deferred tax liabilities
ROU asset	(344)	—
Total deferred tax liabilities	(344)	—

Valuation allowance	(25,605)	(18,663)
Net deferred taxes	$—	$—

Schedule of Effective Tax Rate
The effective tax rate of the Company's provision (benefit) for income taxes differs from the federal statutory rate as follows:

	December 31, 2021	December 31, 2020
Statutory rate	21.0%	21.0%
State tax	(1.3)	(0.1)
Warrants, BCF, and other equity items	(33.3)	(13.1)
Valuation allowance	15.6	(6.4)
Other	(0.2)	(0.1)
Foreign rate differential	(0.2)	0.2
Stock-based compensation	(1.6)	(1.5)
Total	—%	—%